Non-current assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2019
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ 35,235	€ 26,157	[1]	€ 22,974	€ 32,850
Other assets	10,138	9,348	[1]	9,766
Total non-current assets held for sale	4,601	5,426	[1]	15,280
Loss on disposal of real estate assets	232	123	[2]	203
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	4,588	5,424		11,661
Other tangible assets held for sale	103	90		95
Other assets	13	2		3,619
Total non-current assets held for sale	4,601	5,426		15,280
Non-current assets held for sale | Foreclosed assets
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	4,485	5,334		11,566
Non-current assets held for sale | SPAIN
Gains Or Losses On Assets Held For Sale [Line Items]
Loss on disposal of real estate assets	180
Non-current assets held for sale | SPAIN | Foreclosed assets
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ 3,667	€ 4,488		€ 10,533

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).